Cover	Nov. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-39650
Entity Registrant Name	Eucrates Biomedical Acquisition Corp.
Entity Central Index Key	0001822929
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	250 West 55th Street
Entity Address, Address Line Two	Suite 13D
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	710-5220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, no par value, and one-third of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, no par value, and one-third of one Warrant
Trading Symbol	EUCRU
Security Exchange Name	NASDAQ
Ordinary shares, no par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	EUCR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	EUCRW
Security Exchange Name	NASDAQ